CONVERTIBLE DEBT (Details Narrative) - USD ($)		1 Months Ended						6 Months Ended		12 Months Ended
	Sep. 04, 2018	Sep. 17, 2021	Jun. 18, 2021	Dec. 21, 2020	Sep. 23, 2020	Mar. 23, 2020	Nov. 15, 2017	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	May 25, 2022	May 01, 2022	Mar. 31, 2022	Dec. 21, 2021	Sep. 30, 2021	Aug. 16, 2021	Jul. 14, 2021	Feb. 05, 2021	Jan. 07, 2021	Dec. 16, 2020	Dec. 31, 2019	May 31, 2019	May 17, 2019
Convertible note payable net								$ 519,256
Debt discount								294,000
Interest expense								358,982		$ 377,590
Average price per share																				$ 3.85
Convertible notes payable, principal amount								619,256		381,062	$ 952,027										$ 100,000
Derivative liability								$ 41,291		$ 45,665	$ 460,728			$ 11,629	$ 30,664								$ 0
Shares issued										17,544,509	13,485,128
Common stock, par value								$ 0.001		$ 0.001	$ 0.001
Extinguishment of debt								$ 216,580		$ 124,711
Additional paid-in capital								59,861,359		39,675,753	$ 14,333,285
Accumulated deficit								(52,352,868)		$ (34,345,506)	$ (18,750,824)
Conversion price													$ 0.62152
Forbearance and Amendment Agreement [Member]
Event of default descriptions					The Note provides that upon an Event of Default, the Buyer may, among other things, require the Company to redeem all or a portion of the Note at a redemption premium of 120%, multiplied by the product of the conversion rate ($6.00 per share) and the then current market price.
Exercise price						6.0
Prepayment amount					$ 63,000	$ 100,000
Aggregate outstanding amount					480,000	$ 200,000
Remaining outstanding amount					$ 607,000
Breach of agreement description					the time of any breach by the Company of the Agreement or the occurrence of an Event of Default that is not an Existing Default (the “Forbearance Expiration Date), (b) during the Forbearance Period (as defined) waive the prepayment premium to any Company Optional Redemption (which will result in the 120% redemption premium effectively replaced with 100%), and (c) during the Forbearance Period, waive the repayment in full of the Note other than the Required Payments (as defined) prior to June 16, 2021.
Third Forbearance Agreement [Member]
Forbearance period description			The Scheduled Required Prepayments are $62,000 upon the first scheduled required prepayment and five (5) payments thereafter aggregating $287,000 with the remainder outstanding under the Note due on November 16, 2021.
Interest rate			10.00%
Placement agent [Member] | Roth Capital Partners, LLC [Member]
Interest Rate										25.00%
Common Stock
Average price per share										$ 2.58						$ 2.58
Accrued interest										$ 25,144						$ 25,144
Fees into common stock shares										213,382						213,382
Common stock, par value											$ 0.001
Securities Purchase Agreement [Member]
Convertible note payable net										$ 266,063						$ 266,063
Gain on change in fair value of derivative liability								1,449	$ 22,082
Amortization of debt discount										60,063
Accrued intetest										15,166				26,515		15,166
Remaining debt discount										258,938						258,937
Series A preferred stock issued		5,000,000
Average price per share		$ 1.00																$ 2.58	$ 2.58
Series A preferred stock issued value		$ 5,000,000
Description of series A preferred stock		The Series A Preferred Stock will be convertible into the Company’s Common Stock as determined by multiplying the number of shares of Series A Preferred Stock to be converted by the lower of (i) $4.00 or (ii) 80% of the average volume weighted average price for the Company’s Common Stock for the five (5) days prior to the date of Uplisting, subject to a floor of $3.00 per share.
Convertible notes payable, principal amount										$ 525,000				26,515		525,000		$ 525,000	$ 525,000
Accrued interest																		$ 25,144	$ 25,144
Fees into common stock shares																		213,382	213,382
Outstanding balance														0
Derivative liability														$ 11,629					$ 284,169
Shares issued														39,339					213,382
Shares issued at a fair value														$ 38,144					$ 959,024
Securities Purchase Agreement [Member] | Warrants [Member]
Maturity period							5 years
Securities Purchase Agreement [Member] | September 2018 Notes [Member] | Institutional investors [Member]
Legal fees	$ 15,000
Securities Purchase Agreement [Member] | Institutional Investor [Member]
Convertible notes payable, principal amount																									$ 1,500,000
Cash commission description										Roth Capital Partners, LLC (“Roth”), as the Company’s exclusive placement agent, received a cash commission for this transaction equal to six (6%) percent of the total gross proceeds of the offering. This 6% fee or $90,000 was recorded as debt discount along with the $30,000 in legal fees associated with the May 2019 Note.
Amortization fees										$ 29,509
Securities Purchase Agreement [Member] | Holder [Member] | May 2019 Note [Member]
Convertible notes payable, principal amount																								$ 907,000
Event of default conversion price, description											Upon an Event of Default (regardless of whether such event has been cured), the Buyer may convert at an alternative conversion price equal to the lower of the then applicable Conversion Price or seventy-five (75%) percent of the then Volume-Weighted Average Price (as defined, the “VWAP”).
Repayment of amount											$ 525,000
Common stock shares issuable upon conversion of debt/convertible securities										250,000
Conversion price										$ 6.00
Payment amount to related party										$ 12,000,000
Customary events of default, description										2019 Note includes customary Events of Default and provides that the Buyer may require the Company to redeem (regardless of whether the Event of Default has been cured) all or a portion of the Note at a redemption premium equal to the greater of: (i) the product of the redemption premium of one hundred twenty-five (125%) percent, multiplied by the conversion amount, and (ii) the product of the conversion rate ($6.00 per share) multiplied by the product of 125% multiplied by the then current market price. The Buyer may also require redemption of the May 2019 Note upon a Change of Control (as defined) at a premium of one hundred twenty-five (125%) percent. The Company has the right to redeem the May 2019 Note at any time, in whole or in part, in cash at a price equal to 120% of the then outstanding conversion amount.
Terms of Blocker Provision										common stock would exceed 9.99% of the Company’s issued and outstanding common stock.
Accrued expense																								$ 15,420
Convertible Promissory Note [Member] | Securities Purchase Agreement [Member]
Gain on change in fair value of derivative liability										$ 22,776
Amortization of debt discount								62,619		62,619
Derivative liability								$ 41,292		39,843						39,843					$ 62,619
Debt original issue discount		$ 25,000		$ 40,000						$ 25,000						25,000
Financing cost				$ 3,000
Interest rate				8.00%				10.00%		10.00%
Default interest rate				18.00%																	8.00%
Purchase price principal amount																					$ 100,000
Note issued				$ 540,000
Cash proceeds from conversion								$ 500,000		$ 500,000
Conversion discount to price								30.00%		30.00%
Beneficial conversion feature's intrinsic value		$ 294,000
Note issued upon exchange for cash				$ 500,000
Event of default descriptions				Note since inception shall be the Interest Rate plus eighteen percent (18.0%), the Default Interest. Unless previously converted, the principal and accrued interest on the Note is due and payable in cash (USD) upon the earlier of (i) December 31, 2021, (ii) a Change of Control (as defined) or (iii), an Event of Default (as defined) (collectively, the “Maturity Date”).
Principal balance																	$ 100,000
Accrued interest																	$ 5,736
Convertible Notes [Member] | September 2018 [Member]
Interest Rate										5.00%		5.00%
Senior Convertible Note 1 [Member] | Securities Purchase Agreement [Member] | Institutional investors [Member]
Interest expense								$ 41,416											6,568
Convertible notes payable, principal amount								525,000											15,000
Derivative liability								0		$ 5,822	460,728					5,822			$ 284,169			$ 284,169
Shares issued																			213,382
Shares issued at a fair value																			$ 959,024
Outstanding debt																			550,144
Extinguishment of debt								5,744											$ 124,711
Debt discount								294,000														456,570
Transaction expenses																						43,000
Amortized cost				$ 4,597				568,826		494,973						494,973						$ 499,570
Other income								5,807		$ 65,787	$ 4,158					$ 170,737
Additional paid-in capital								294,000
Accumulated deficit								$ (53,248)